Accrued other	12 Months Ended
Dec. 31, 2010
Accrued other [Abstract]
Accrued other
4. Accrued other
     Accrued other consisted of the following at the dates indicated below:

	December 31, 2010	December 31, 2009
	(In thousands)
Accounting and Legal	$206	$436
Payroll	251	612
Other	171	636

Total Accrued other	$628	$1,684